PARNASSUS MID CAP GROWTH FUND

Portfolio of Investments as of March 31, 2022 (unaudited)

Equities	Shares	Market Value ($)
Banks (4.1%)
Signature Bank	74,090	21,744,674
Silvergate Capital Corp., Class A [q]	111,554	16,796,686

		38,541,360

Biotechnology (3.5%)
Alnylam Pharmaceuticals Inc. [q]	77,587	12,669,181
BioMarin Pharmaceutical Inc. [q]	142,279	10,969,711
Seagen Inc. [q]	60,513	8,716,898

		32,355,790
Capital Markets (4.8%)
MarketAxess Holdings Inc.	77,751	26,450,890
Morningstar Inc.	66,909	18,277,532

		44,728,422

Chemical (2.1%)
Nutrien Ltd. [q]	188,197	19,570,606

Commercial Services & Supplies (2.1%)
Cintas Corp.	45,880	19,516,893

Distributors (4.1%)
Pool Corp.	89,405	37,804,904

Health Care Equipment & Supplies (3.7%)
IDEXX Laboratories Inc. [q]	62,395	34,133,809

Health Care Technology (3.5%)
Veeva Systems Inc., Class A [q]	153,648	32,644,054

Hotels Restaurants & Leisure (1.8%)
Hilton Worldwide Holdings Inc. [q]	108,531	16,468,494

Insurance (2.2%)
The Progressive Corp.	181,525	20,692,035

Interactive Media & Services (4.1%)
Angi Inc., Class A [q]	2,045,391	11,597,367
Match Group Inc. [q]	250,898	27,282,649

		38,880,016

Internet & Catalog Retail (2.4%)
MercadoLibre Inc. q l	18,355	21,832,905

IT Services (5.2%)
Block Inc., Class A [q]	189,474	25,692,675
Broadridge Financial Solutions Inc.	141,281	21,998,865

		47,691,540

Life Sciences Tools & Services (7.1%)
10X Genomics Inc., Class A [q]	93,160	7,086,681
Agilent Technologies Inc.	248,068	32,826,838
Illumina Inc. [q]	73,104	25,542,538

		65,456,057

Professional Services (9.4%)
CoStar Group Inc. [q]	387,000	25,778,070
Thomson Reuters Corp.	217,191	23,641,240
Verisk Analytics Inc.	175,308	37,626,356

		87,045,666

Road & Rail (2.8%)
Old Dominion Freight Line Inc.	86,603	25,866,584

Semiconductors & Semiconductor Equipment (8.0%)
KLA Corp.	72,205	26,431,362
Monolithic Power Systems Inc.	50,262	24,411,248
Teradyne Inc. [l]	202,631	23,957,063

		74,799,673

Software (22.0%)
Ansys Inc. [q]	60,677	19,274,049

Equities			Shares	Market Value ($)
Avalara Inc. [q]			174,337	17,348,275
Cadence Design Systems Inc. [q]			288,605	47,463,978
Coupa Software Inc. [q]			168,245	17,098,739
Five9 Inc. [q]			197,747	21,831,269
Fortinet Inc. q l			57,395	19,614,167
Synopsys Inc. [q]			124,479	41,485,116
The Trade Desk Inc., Class A [q]			285,430	19,766,028

				203,881,621

Specialty Retail (2.9%)
O’Reilly Automotive Inc. [q]			39,269	26,897,694

Textiles, Apparel & Luxury Goods (2.1%)
Lululemon Athletica Inc. [q]			54,564	19,928,410

Total investment in equities (97.9%) (cost $691,102,900)				908,736,533

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Beneficial State Bank	0.30%	01/15/2023	250,000	241,790
Citizens Trust Bank	0.05%	01/14/2023	200,000	193,436

				435,226

Certificates of Deposit Account Registry Service (0.1%) a
CDARS agreement with Beneficial State Bank, dated 03/17/2022 Participating depository institutions: Chambers Bank, par 23,000; Legacy Bank & Trust Company, par 238,500; Prime Alliance Bank, par 238,500; (cost $480,824)	0.73%	03/16/2023	500,000	480,824

Community Development Loans (0.0%) a
BlueHub Loan Fund Inc.	1.00%	04/15/2022	100,000	99,770
BlueHub Loan Fund Inc.	1.00%	04/15/2022	100,000	99,770
Root Capital Inc.	1.00%	02/01/2023	100,000	98,323
Vermont Community Loan Fund Inc.	0.50%	10/15/2022	100,000	96,761

				394,624

Time Deposits (2.1%)
Citibank, New York	0.15%	04/01/2022	19,509,817	19,509,817

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (2.4%)
Invesco Aim Government & Agency Portfolio

Short-Term Investments Trust, Institutional Class	0.15%			22,671,665

Total short-term securities (4.6%) (cost $43,492,156)				43,492,156

Total securities (102.5%) (cost $734,595,056)				952,228,689

Payable upon return of securities loaned (-2.4%)				(22,671,665)

Other assets and liabilities (-0.1%)				(1,001,118)

Total net assets (100.0%)				928,555,906

q	This security is non-income producing.
l	This security, or partial position of this security, was on loan at March 31, 2022. The total value of the securities on loan at March 31, 2022 was $22,218,354.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.